OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

6. OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Prepayment for property, equipment and software	19,968	10,282	1,491
Long-term deposit	1,619	2,430	352
Others	—	3,137	455
	21,587	15,849	2,298